Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2012
Property, plant and equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net
	March 31,	September 30,
	2012	2012	2012
	RMB	RMB	US$

Buildings	150,181	187,558	29,844
Leasehold improvements	42,783	43,970	6,996
Machineries	86,395	91,648	14,582
Motor vehicles	8,939	11,093	1,765
Furniture, fixtures and office equipment	27,500	31,146	4,956
Construction-in-progress	37,010	76,733	12,209
	352,808	442,148	70,352
Less: Accumulated depreciation	(84,946)	(96,869)	(15,413)
Total property, plant and equipment, net	267,862	345,279	54,939